CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
Comprehensive income:
Net income	$ 54,724	$ 51,027	$ 17,818
Other comprehensive income (loss), net of tax:
Foreign exchange translation gains (losses) and other (net of income tax of $0 in 2017, 2016 and 2015)	198	(325)	80
Unrecognized actuarial gains (losses) on pension obligation (net of income tax of ($1,805), $1,245, and ($243) in 2017, 2016 and 2015, respectively)	2,824	(1,948)	379
Other comprehensive income (loss)	3,022	(2,273)	459
Comprehensive income	$ 57,746	$ 48,754	$ 18,277